Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2023
Discontinued Operations [Abstract]
Schedule of Financial Performance and Cash Flow Information	Financial performance and cash flows information
	Year ended December 31,
	2023	2022	2021
Revenue	-	1,887,410	4,960,693
Cost of revenue	-	(2,183,080)	(4,228,577)
Expenses	-	(3,486,626)	(4,353,466)
Other income/expenses - net	-	(5,133,118)	(8,778,160)
Loss before tax	-	(8,915,414)	(12,399,510)
Income tax	-	-	(17,463,604)
Loss after tax	-	(8,915,414)	(29,863,114)

Net cash from operating activities	-	(2,733,104)	(3,872,380)
Net cash from investing activities	-	-	(1,926)
Net cash from financing activities	-	-	-

Net cash decrease of disposed subsidiaries	-	(2,733,104)	(3,874,306)

Schedule of Carrying Amount of the Investment Cost of the Disposed Assets	Details of sale of the subsidiary
Fair value of the consideration	10,000,000
Net asset of the disposed asset	(15,166,042)
Loss on sale before reclassification of foreign currency translation reserve	(5,166,042)
Reclassification of foreign currency translation reserve	(4,027,694)
Loss on disposal of discontinued operations	(9,193,736)

Carrying amount of the investment cost of the disposed assets:
Cash	8,695,890
Trade receivables	2,335,650
Other current assets	97,966
Investment property-net	6,390,022
Other long-term assets	2,890,967
Total assets	20,410,495

Short-term loan	(1,087,154)
Tax payables	(2,775,363)
Other liabilities	(1,381,936)
Total liabilities	(5,244,453)

Net assets	15,166,042